Offerings - Offering: 1	Feb. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	6,400,000
Proposed Maximum Offering Price per Unit	15.12
Maximum Aggregate Offering Price	$ 96,768,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,363.67
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.01 per share (the "Common Stock"), that become issuable from time to time by reason of any stock dividend, stock split, recapitalization or other similar transaction. (2) Represents shares of Common Stock reserved for future issuance under the Registrant's 2020 Stock Incentive Plan, as amended. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the Common Stock as reported on the Nasdaq Capital Market on February 13, 2026 (such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission).